Fair Value Measurements - Schedule of Unobservable Inputs Used in Monte Carlo Simulation Model to Value Public Warrants at Date of Initial Public Offering and Black-Scholes Model to Measure Private Warrant Liabilities Within Level 3 (Details) - Level 3
Jun. 30, 2021 $ / shares
Minimum
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Fair value of warrants	$ 2.54
Maximum
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Fair value of warrants	$ 2.78
Stock Price
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Measurement Input	10.37
Strike Price
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Measurement Input	11.50
Term (in years)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Measurement Input	5.3
Volatility
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Measurement Input	32.0
Risk-free Rate
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Measurement Input	0.92
Dividend Yield
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Measurement Input	0.0